SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets and Land use rights (Details)	Dec. 31, 2023
Customer-related intangible assets | Minimum
Intangible assets
Amortization period	7 years
Customer-related intangible assets | Maximum
Intangible assets
Amortization period	20 years
Trademark
Intangible assets
Amortization period	20 years
Technical know-how
Intangible assets
Amortization period	10 years
Computer software | Minimum
Intangible assets
Amortization period	1 year
Computer software | Maximum
Intangible assets
Amortization period	10 years
Land use rights
Intangible assets
Amortization period	50 years